Leases - Summary of Maturity Analysis of Finance Lease Payments Receivable (Details) - Gross amount - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 2,434,536	₩ 2,306,595
Less : Unearned finance income		(1,078,138)	(1,057,434)
Net investment in finance lease	[1]	1,356,398	1,249,161
Not Later Than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		213,300	189,779
1~2 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		217,747	182,743
2~3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		204,867	179,428
3~4 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		193,379	178,074
4~5 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		184,436	168,221
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 1,420,807	₩ 1,408,350

[1]	Including the present value of unguaranteed residual value amounting to ￦22,910 million and ￦25,521 million, as of December 31, 2022 and 2023, respectively.